Debt - Convertible Securities Notes (Successor) (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	9 Months Ended
	Jul. 31, 2024	Feb. 13, 2024	Sep. 30, 2024	Sep. 30, 2024
Convert Warrants
Debt
Principal amount			$ 20.0	$ 20.0
Number of pre-funded warrants issued	1,500,000			1,500,000
Exercise price	$ 24.0	$ 24.00	$ 24.00	$ 24.00
Convertible Securities Notes
Debt
Principal amount	$ 20.0	$ 20.0	$ 7.0	$ 7.0
Number of pre-funded warrants issued		1,500,000
Conversion price		$ 10.00
Shares called by per each warrant		1,500,000
Debt term		1 year 5 months 13 days
Interest			$ 0.4
Convertible Securities Notes | Convert Warrants
Debt
Principal amount		$ 20.0
Conversion price		$ 10.00
Exercise price		$ 24.00